Employee Benefits - Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined (Asset) Liability and Its Components Represented by Associates (Detail) - USD ($)
$ in Thousands
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net defined benefit liability represented by:
Net defined benefit (asset)/liability	$ 3,424	$ 2,458	$ 1,365
MMT India [Member]
Net defined benefit liability represented by:
Net defined benefit (asset)/liability	2,895	2,004
GI India [Member]
Net defined benefit liability represented by:
Net defined benefit (asset)/liability	427	$ 454
Bitla [Member]
Net defined benefit liability represented by:
Net defined benefit (asset)/liability	$ 102